UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13-F

                   FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment   [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings.
Institutional Investment Manager Filing this Report:

Name:          GEORGE A. WEISS
Address:       One State Street
               Hartford, CT  06103

13F File Number: 28-7186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report of behalf of Reporting Manager:
Name:  Steven C. Kleinman
Title: Chief Financial Officer
Phone: (860) 240-8974
Signature, Place and Date of Signing:
  Steven C. Kleinman  Hartford, Connecticut  February 15, 2002.

Report Type (Check only one):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
George Weiss & Co. LLC 28-7188

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                1
Form 13F Information Table Entry Total           73
Form 13F Information Table Value Total       156583

List of Other Included Managers:
No.    13F File Number     Name
  1    28-7188             George Weiss & Co. LLC

                               Title of                 Value             Investment Other              Voting Authority
Name of Issuer                 Class     CUSIP      (x $1000)      Shares Discretion Managers        Sole      Shared        None
------------------------------ --------- ---------- --------- ----------- ---------- -------- ----------- ----------- -----------
ACTIVE POWER INC.              Common    00504W100        118      17,400 Shared                        0      17,400           0
AFFILIATED MANAGERS            Common    008252108       1290      18,300 Shared                        0      18,300           0
AMERICAN SUPERCONDUC           Common    030111108        154      12,600 Shared                        0      12,600           0
ATMOS ENERGY                   Common    049560105        385      18,100 Shared                        0      18,100           0
BEACON POWER CORP              Common    073677106         88      67,920 Shared                        0      67,920           0
CALPINE CORP                   Common    131347106        520      31,000 Shared                        0      31,000           0
CALPINE CORP                   Common    131347106        232      13,800 Shared     01                 0      13,800           0
CLECO CORPORATION              Common    12561W105       1830      83,300 Shared                        0      83,300           0
CLECO CORPORATION              Common    12561W105        569      25,900 Shared     01                 0      25,900           0
CONECTIV INC                   Common    206829103       4952     202,200 Shared     01                 0     202,200           0
CONSTELLATION ENERGY GROUP     Common    210371100        234       8,800 Shared                        0       8,800           0
CONSUMERS ENERGY CORP          Common    125896100       2451     102,000 Shared                        0     102,000           0
CONSUMERS ENERGY CORP          Common    125896100       1055      43,900 Shared     01                 0      43,900           0
CP & L ENERGY CONTIGENT VALUE  Common    743263AA3          0      86,400 Shared     01                 0      86,400           0
DOMINION RESOURCES INC. OF VA. Common    25746U109      12952     215,500 Shared                        0     215,500           0
DOMINION RESOURCES INC. OF VA. Common    25746U109       3342      55,600 Shared     01                 0      55,600           0
DTE ENERGY CO.                 Common    233331107       3422      81,600 Shared                        0      81,600           0
DTE ENERGY CO.                 Common    233331107       1413      33,700 Shared     01                 0      33,700           0
ENERGEN                        Common    29265N108       1176      47,700 Shared                        0      47,700           0
ENERGEN                        Common    29265N108        256      10,400 Shared     01                 0      10,400           0
ENERGY EAST CORP               Common    29266M109       3870     203,800 Shared                        0     203,800           0
ENERGY EAST CORP               Common    29266M109       1567      82,500 Shared     01                 0      82,500           0
ENTERGY CORPORATION            Common    29364G103       7662     195,900 Shared                        0     195,900           0
ENTERGY CORPORATION            Common    29364G103       2300      58,800 Shared     01                 0      58,800           0
EQUITABLE RESOURCES            Common    294549100       2589      76,000 Shared                        0      76,000           0
EQUITABLE RESOURCES            Common    294549100        477      14,000 Shared     01                 0      14,000           0
FIRSTENERGY CORP               Common    337932107       7867     224,900 Shared                        0     224,900           0
FIRSTENERGY CORP               Common    337932107       2494      71,300 Shared     01                 0      71,300           0
FPL GROUP INC.                 Common    302571104       8618     152,800 Shared                        0     152,800           0
FPL GROUP INC.                 Common    302571104       1664      29,500 Shared     01                 0      29,500           0
GREAT PLAINS ENERGY INC        Common    391164100        257      10,200 Shared                        0      10,200           0
M LYNCH UTIL TR STK            Common    918019100       1411      15,500 Shared                        0      15,500           0
M LYNCH UTIL TR STK            Common    918019100        628       6,900 Shared     01                 0       6,900           0
MIRANT CORP                    Common    604675108       2353     146,900 Shared                        0     146,900           0
MIRANT CORP                    Common    604675108       1049      65,500 Shared     01                 0      65,500           0
NATIONAL GRID GROUP PLC-SPON A Common    636274102        240       7,800 Shared                        0       7,800           0
NEWPOWER HOLDINGS INC.         Common    652463100        225     304,600 Shared                        0     304,600           0
NEWPOWER HOLDINGS INC.         Common    652463100         41      55,000 Shared     01                 0      55,000           0
NIAGARA MOHAWK HOLDINGS INC    Common    _653520106      9571     539,800 Shared     01                 0     539,800           0
NORTHEAST UTILITIES            Common    664397106       6183     350,700 Shared                        0     350,700           0
NORTHEAST UTILITIES            Common    664397106       1976     112,100 Shared     01                 0     112,100           0
NUI CORP                       Common    629431107        448      18,900 Shared                        0      18,900           0
PG & E CORP                    Common    69331C108       2559     133,000 Shared                        0     133,000           0
PG & E CORP                    Common    69331C108       1137      59,100 Shared     01                 0      59,100           0
PINNACLE WEST CAPITA           Common    723484101       5654     135,100 Shared                        0     135,100           0
POTOMAC ELECTRIC POWER CO.     Common    737679100       5381     238,400 Shared                        0     238,400           0
POTOMAC ELECTRIC POWER CO.     Common    737679100       2083      92,300 Shared     01                 0      92,300           0
PROGRESS ENERGY                Common    743263105       5422     120,400 Shared                        0     120,400           0
PROGRESS ENERGY                Common    743263105       1869      41,500 Shared     01                 0      41,500           0
PROVIDIAN FINANCIAL CORP       Common    74406A102        444     125,000 Shared                        0     125,000           0
PUBLIC SERVICE ENTER           Common    744573106       2519      59,700 Shared                        0      59,700           0
PUBLIC SERVICE ENTER           Common    744573106        489      11,600 Shared     01                 0      11,600           0
PUGET SOUND ENERGY INC.        Common    745310102        440      20,100 Shared                        0      20,100           0
RELIANT ENERGY INC.            Common    75952J108        790      29,800 Shared                        0      29,800           0
RELIANT ENERGY INC.            Common    75952J108        345      13,000 Shared     01                 0      13,000           0
RGS ENERGY GROUP INC.          Common    74956K104        666      17,700 Shared     01                 0      17,700           0
SANDERS MORRIS STK             Common    80000Q104        351      68,800 Shared                        0      68,800           0
SCOTTISH POWER INC             Common    81013T705        697      32,100 Shared                        0      32,100           0
SCOTTISH POWER INC             Common    81013T705        310      14,300 Shared     01                 0      14,300           0
SIERRA PACIFIC RESOURCES       Common    826428104       4824     320,500 Shared                        0     320,500           0
SIERRA PACIFIC RESOURCES       Common    826428104       1967     130,700 Shared     01                 0     130,700           0
SOUTHERN UNION COMPANY         Common    844030106       1145      60,700 Shared                        0      60,700           0
SOUTHERN UNION COMPANY         Common    844030106        389      20,600 Shared     01                 0      20,600           0
SYNTROLEUM CORP COM            Common    871630109        672      94,600 Shared                        0      94,600           0
TESORO PETROLEUM               Common    881609101        569      43,400 Shared                        0      43,400           0
TRANSCANADA PIPELINE           Common    893526103        392      31,300 Shared                        0      31,300           0
TRANSCANADA PIPELINE           Common    893526103        173      13,800 Shared     01                 0      13,800           0
TXU CORPORATION                Common    873168108       7520     159,500 Shared                        0     159,500           0
TXU CORPORATION                Common    873168108       2706      57,400 Shared     01                 0      57,400           0
VASOGEN INC                    Common    92232F103       1972     432,400 Shared                        0     432,400           0
VECTREN CORPORATION            Common    92240G101        873      36,400 Shared                        0      36,400           0
WILLIAMS COS                   Common    969457100       1452      56,900 Shared                        0      56,900           0
WILLIAMS COS                   Common    969457100        847      33,200 Shared     01                 0      33,200           0